Vessels and other fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2016
Vessels and other fixed assets, net [Abstract]
Schedule of vessels and other fixed assets, net
	December 31, 2015	June 30, 2016
Cost
Vessels	$2,025,688	$2,096,931
Other fixed assets	1,810	1,848
Total cost	2,027,498	2,098,779
Accumulated depreciation	(269,946)	(296,272)
Vessels and other fixed assets, net	$1,757,552	$1,802,507

Capital lease obligations, Principal payments
Twelve month periods ending	Amount
June 30, 2017	$17,689
June 30, 2018	17,647
June 30, 2019	18,534
June 30, 2020	21,439
June 30, 2021	21,973
June 30, 2022 and thereafter	116,710
Total capital lease minimum payments	$213,992
Excluding bareboat interest	51,259
Total lease commitments	162,733
Lease commitments - current portion	9,137
Lease commitments - non-current portion	153,596